Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,235,099,966.00
Previously Paid Amount	0.00
Total Fee Amount	170,567.31
Total Offset Amount	0.00
Net Fee	$ 170,567.31